Total
ERShares Entrepreneurs ETF
ERShares Entrepreneurs ETF
Investment Objective
The ERShares Entrepreneurs ETF (the "Fund" or the "Entrepreneurs ETF") seeks long-term capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (in this summary, "Shares"). Most investors will incur brokerage commissions when buying or selling Shares, which are not reflected in the table set forth below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ERShares Entrepreneurs ETF ERShares Entrepreneurs ETF
Management Fee(1)	0.49%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
[1]	The management fee is structured as a "unified fee," out of which the Fund's advisor pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.

Example
This example (the "Example") is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ERShares Entrepreneurs ETF | ERShares Entrepreneurs ETF | USD ($)	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in companies that meet the highest conviction threshold (top quartile) of the advisor’s proprietary Entrepreneur Factor (“EF”) model. The advisor believes that companies that meet the EF model are led by dynamic leaders who engage innovation and implement solutions that create value for shareholders and other stakeholders. The companies that are relevant to this theme tend to rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to various categories (cited below). The EF model incorporates a bottom-up investment orientation, powered by artificial intelligence (“AI”), that includes investment criteria such as management attributes, sector, growth, value, leverage, market capitalization (size), momentum, and geographic orientation. With the aid of AI and thematic research, the advisor also incorporates a macro-economic, top-down approach that integrates changing investment flows, innovation entry points, sector growth and other proprietary characteristics into a dynamic, global perspective model. The portfolio demonstrates strong ESG (Environmental, Social and Governance) characteristics because the EF model actively integrates ESG considerations. The EF model focuses on sectors that have low environmental impact as measured by carbon footprint. Moreover, governance traits are central to the management attributes, as measured, for example, by executive turnover of the EF model as well as growth considerations that provide strong social contributions to communities, as measured by job creation.

The Fund invests primarily in equity securities of mid and large capitalization (above $2.5 billion at the time of purchase) companies traded on the NASDAQ, the New York Stock Exchange or other major U.S. exchanges. Equity securities include common stocks, preferred stocks, convertible preferred stocks, American Depositary Receipts (ADRs) (sponsored only) and Global Depositary Receipts (GDRs) (sponsored only). ADRs are U.S. dollar-denominated receipts, generally issued by domestic banks and traded on a U.S. exchange or over-the-counter, that represent an investment in a non-U.S. company. GDRs may be offered privately in the U.S. and also trade in public or private markets in other countries. The Fund may invest in companies tied economically to countries with developing (or "emerging market") economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies may be less sophisticated than developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio is composed of both growth and value stocks.

Companies that meet the EF criteria are typically found in the following categories:

• Artificial Intelligence and Robotics

• Cloud Computing

• Genetic Engineering and Biotech

• Digital Economy

• E-Commerce

• FinTech

• Intelligent Manufacturing

• Interactive Entertainment

• MedTech and Diagnostics

• Nanotechnology

• NextGen Transportation

• Renewable Energy

• Space Exploration

• Sustainable Food Products

• 3D Printing

• 5G & NextGen Communication

In the process of evaluating over 55,000 global public companies for entrepreneurial characteristics through the EF model, the advisor seeks to exploit state-of-the-art machine learning (AI) techniques to develop a more sophisticated assessment of targeted investments.

The EF model seeks to identify companies that may experience unique cost efficiencies or an expansion of demand through disruptive innovation or adjustments in their respective industries. The advisor seeks to exploit these demand expansions/cost utilizations by applying its investment methodology across multiple industry sectors though typically focuses on the Information Technology, HealthCare, Communication Services and Consumer Discretionary sectors. The advisor generally will sell a portfolio security when it believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential. When the advisor believes market conditions are unfavorable, it may use options and short selling to hedge a portion or all of the portfolio’s market risk. The advisor may engage in frequent trading to achieve the Fund’s investment objective. The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular company than a diversified fund.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. These risks include:

• Management Risk:

The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Changing or unforeseen market dynamics could decrease the short-term or long-term effectiveness of the EF model.

• Absence of Prior Active Market Risk:

Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

• Large Shareholder Risk:

The Fund has a majority shareholder and may experience adverse effects when this large shareholder purchases or redeems large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to transfer portfolio securities in connection with the redemption of Creation Units at times when it would not otherwise do so, which may negatively impact the Fund. If the majority shareholder were to redeem all of its shares this could impact the ability of the Fund to continue its operations. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

• Common Stock Risk:

Common stock prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

• Market and Geopolitical Risk:

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• ADR and GDR Risk:

ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

• Early Closing Risk:

An unanticipated early closing of the NYSE Arca may result in a shareholder's inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

• Exchange-Traded Fund Risk:

The Fund's Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.

• Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:

Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

• Trading Price Risk:

Shares of the Fund may trade on the NYSE Arca above or below (i.e., at a premium or discount to) their NAV. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all. In stressed market conditions, the market for a Fund's Shares may become less liquid in response to deteriorating liquidity in markets for underlying portfolio holdings, which could lead to differences between the market price of the Fund's shares and the underlying value of such Fund's portfolio holdings.

• Large Company Risk:

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Medium Sized Company Risk:

The Fund invests in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Medium sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

• Asset Class Risk:

The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. This may cause the Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better — or worse — than the general securities markets. In the past, these periods have lasted for as long as several years.

• Issuer Risk:

The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

• Foreign Securities Risk:

Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Portfolio Turnover Risk:

A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Non-Diversification Risk:

The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

• Sector Risk:

The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○ Consumer Discretionary Sector Risk: The Fund may invest significantly in companies in the consumer discretionary sector, and therefore will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

○ Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

○ Communications Services Sector Risk: The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

○ Energy Sector Risk: Companies in the renewable energy sector may be adversely affected by fluctuations in energy prices and supply and demand of competing energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their facilities.

○ Health Care Sector Risk: The Fund may invest significantly in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

○ Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

○ Information Technology Sector Risk: The Fund may invest significantly in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund's investments.

• Emerging Markets Risk:

Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

• Hedging Risk:

There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be cost effective. Options may expire worthless. If a security sold short increases in price, the Fund will have to cover its short position at a higher price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are potentially significant.

• Preferred Stock Risk:

The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Convertible Preferred Stock:

The Fund may invest in convertible preferred stocks which allow the Fund to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends.

• Growth Investing Risk:

If the advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

• Value Investing Risk:

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund's website at https://entrepreneurshares.com/.

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (22.13)% (quarter ended December 31, 2018).

The Fund's year-to-date return as of December 31, 2020 was 50.36%

Average Annual Total Return Table
Average Annual Total Returns - ERShares Entrepreneurs ETF		Label	1 Year	Since Inception	Inception Date
ERShares Entrepreneurs ETF		Returns before taxes	50.36%	23.12%	Nov. 07, 2017
ERShares Entrepreneurs ETF | Returns after taxes on distributions	[1]		47.73%	21.89%
ERShares Entrepreneurs ETF | Returns after taxes on distributions and sales of Fund Shares	[1]		30.77%	17.98%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[2]		38.49%	22.96%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
[2]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.

ERShares NextGen Entrepreneurs ETF
ERShares NextGen Entrepreneurs ETF
Investment Objective
The ERShares NextGen Entrepreneurs ETF (the "Fund" or the “NextGen ETF”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (in this Summary, "Shares"). Most investors will incur brokerage commissions when buying or selling Shares, which are not reflected in the table set forth below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ERShares NextGen Entrepreneurs ETF ERShares NextGen Entrepreneurs ETF
Management Fee(1)	0.75%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The management fee is structured as a "unified fee," out of which the Fund's advisor pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.

Example

This example (the "Example") is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ERShares NextGen Entrepreneurs ETF | ERShares NextGen Entrepreneurs ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in companies that meet the highest conviction threshold (top quartile) of the advisor’s proprietary Entrepreneur Factor (“EF”) model. The advisor believes that companies that meet the EF model are led by dynamic leaders who engage innovation and implement solutions that create value for shareholders and other stakeholders. The companies that are relevant to this theme tend to rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to various categories (cited below). The EF model incorporates a bottom-up investment orientation, powered by artificial intelligence (“AI”), that includes investment criteria such as management attributes, sector, growth, value, leverage, market capitalization (size), momentum, and geographic orientation. With the aid of AI and thematic research, the advisor also incorporates a macro-economic, top-down approach that integrates changing investment flows, innovation entry points, sector growth and other proprietary characteristics into a dynamic, global perspective model. The portfolio demonstrates strong ESG (Environmental, Social and Governance) characteristics because the EF model actively integrates ESG considerations. The EF model focuses on sectors that have low environmental impact, as measured by carbon footprint. Moreover, governance traits are central to the management attributes, as measured, for example, by executive turnover of the EF model as well as growth considerations that provide strong social contributions to communities, as measured by job creation.

Under normal market conditions, the Fund invests primarily in companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S. The Fund invests primarily in equity securities of small- and mid-capitalization ($500 million to $10 billion) companies traded on major global exchanges. Equity securities include common stocks, preferred stocks, convertible preferred stocks, American Depositary Receipts (ADRs) (sponsored only) and Global Depositary Receipts (GDRs) (sponsored only). ADRs are U.S. dollar-denominated receipts, generally issued by domestic banks and traded on a U.S. exchange or over-the- counter, that represent an investment in a non-U.S. company. GDRs may be offered privately in the U.S. and also trade in public or private markets in other countries. The Fund may invest in companies tied economically to countries with developing (or "emerging market") economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies may be less sophisticated than developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio is composed of both growth and value stocks.

Companies that meet the EF criteria are typically found in the following categories:

• Artificial Intelligence and Robotics

• Cloud Computing

• Genetic Engineering and Biotech

• Digital Economy

• E-Commerce

• FinTech

• Intelligent Manufacturing

• Interactive Entertainment

• MedTech and Diagnostics

• Nanotechnology

• NextGen Transportation

• Renewable Energy

• Space Exploration

• Sustainable Food Products

• 3D Printing

• 5G & NextGen Communication

In the process of evaluating over 55,000 global public companies for entrepreneurial characteristics through the EF model, the advisor seeks to exploit state-of-the-art machine learning (AI) techniques to develop a more sophisticated assessment of targeted investments.

The EF model seeks to identify companies that may experience unique cost efficiencies or an expansion of demand through disruptive innovation or adjustments in their respective industries. The advisor seeks to exploit these demand expansions/cost utilizations by applying its investment methodology across multiple industry sectors though typically focuses on the Information Technology, HealthCare, Communication Services and Consumer Discretionary sectors. The advisor generally will sell a portfolio security when it believes the security will no longer increase in value at the same rate as it has in the past, changing fundamentals signal a deteriorating value potential, or other securities with entrepreneurial characteristics have better price performance potential. When the advisor believes market conditions are unfavorable, it may use options and short selling to hedge a portion or all of the portfolio’s market risk. The advisor may engage in frequent trading to achieve the Fund’s investment objective. The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular company than a diversified fund.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. These risks include:

• Management Risk:

The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Changing or unforeseen market dynamics could decrease the short-term or long-term effectiveness of the EF model.

• Absence of Prior Active Market Risk:

Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

• Large Shareholder Risk:

The Fund has a majority shareholder and may experience adverse effects when this large shareholder purchases or redeems large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to transfer portfolio securities in connection with the redemption of Creation Units at times when it would not otherwise do so, which may negatively impact the Fund. If the majority shareholder were to redeem all of its shares this could impact the ability of the Fund to continue its operations. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

• Common Stock Risk:

Common stock prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

• Small and Medium Sized Companies Risk:

The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

• Market and Geopolitical Risk:

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Foreign Securities Risk:

Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Emerging Markets Risk:

Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

• ADR and GDR Risk:

ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

• Early Closing Risk:

An unanticipated early closing of the NYSE Arca may result in a shareholder's inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

• Exchange-Traded Fund Risk:

The Fund's Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securitiesis halted.

• Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:

Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

• Asset Class Risk:

The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. This may cause the Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better — or worse — than the general securities markets. In the past, these periods have lasted for as long as several years.

• Issuer Risk:

The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor managementdecisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

• Trading Price Risk:

Shares of the Fund may trade on the NYSE Arca above or below (i.e., at a premium or discountto) their NAV. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasonsthat, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts causedby extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares willtrade with any volume, or at all. In stressed market conditions, the market for a Fund's Shares may become less liquid in response todeteriorating liquidity in markets for underlying portfolio holdings, which could lead to differences between the market price of the Fund's shares and the underlying value of such Fund's portfolio holdings.

• Portfolio Turnover Risk:

A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Non-Diversification Risk:

The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

• Sector Risk:

The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

○ Consumer Discretionary Sector Risk: The Fund may invest significantly in companies in the consumer discretionary sector, and therefore will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

○ Consumer Staples Sector Risk: The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

○ Communications Services Sector Risk: The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

○ Energy Sector Risk: Companies in the renewable energy sector may be adversely affected by fluctuations in energy prices and supply and demand of competing energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their facilities.

○ Health Care Sector Risk: The Fund may invest significantly in companies in the health care sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

○ Industrial Sector Risk: The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

○ Information Technology Sector Risk: The Fund may invest significantly in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund's investments.

• Hedging Risk:

There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be cost effective. Options may expire worthless. If a security sold short increases in price, the Fund will have to cover its short position at a higher price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are potentially significant.

• Preferred Stock Risk:

The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Convertible Preferred Stock:

The Fund may invest in convertible preferred stocks which allow the Fund to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends.

• Growth Investing Risk:

If the advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

• Value Investing Risk:

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund's website at https://entrepreneurshares.com/.

During the period shown in the bar chart, the highest return for a quarter was 39.55% (quarter ended June 30, 2020), and the lowest return for a quarter was (30.17)% (quarter ended March 31, 2020).

The Fund's year-to-date return as of December 31, 2020 was 35.19%.

Average Annual Total Return Table
Average Annual Total Returns - ERShares NextGen Entrepreneurs ETF		Label	1 Year	Since Inception	Inception Date
ERShares NextGen Entrepreneurs ETF		Returns before taxes	35.19%	25.54%	Dec. 27, 2018
ERShares NextGen Entrepreneurs ETF | Returns after taxes on distributions	[1]		35.01%	25.19%
ERShares NextGen Entrepreneurs ETF | Returns after taxes on distributions and sales of Fund Shares	[1]		20.93%	19.87%
FTSE Global ex US Small Cap Index (reflects no deduction for fees, expenses or taxes)	[2]		11.54%	16.82%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
[2]	The FTSE Global ex US Small Cap Index is a market capitalization weighted index comprising small cap constituents in Developed and Emerging markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which captures 98% of the world's investable market capitalization. An investor cannot invest directly in the index.